                               VARIABLE ACCOUNT C
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2000

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.




[Monarch Life Insurance Company Logo]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account C of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account C of Monarch Life Insurance Company at December 31, 2000 and 1999, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2001

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                                                 COST          SHARES     MARKET VALUE
                                                                    -----------    ----------   ------------
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
 Money Market Portfolio                                             $ 5,479,594     5,479,594   $ 5,479,594
 Equity-Income Portfolio                                             10,678,424       445,080    11,358,433
 Growth Portfolio                                                    35,659,679       715,865    31,247,524
 Asset Manager Portfolio                                              3,250,468       196,542     3,144,665
 High Income Portfolio                                                1,941,283       177,620     1,452,932
 Overseas Portfolio                                                   6,074,570       275,383     5,504,916
 Investment Grade Bond Portfolio                                      1,073,550        87,922     1,106,942
                                                                    -----------    ----------   -----------
Total Invested Assets                                               $64,157,568                  59,295,006
                                                                    ===========
Pending Trades                                                                                        1,617
                                                                                                -----------
 Total Assets                                                                                    59,296,623
                                                                                                -----------
LIABILITIES
 Payable to Monarch Life Insurance Company                                                          144,209
 Total Liabilities                                                                                  144,209

 Net Assets                                                                                     $59,152,414
                                                                                                ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                           COST             SHARES      MARKET VALUE
                                              -----------       ---------     ------------
Investments in Variable Insurance Products
Fund and Fund II, at Market Value (Note 2):
 Money Market Portfolio                       $ 5,277,710       5,277,710     $ 5,277,710
 Equity-Income Portfolio                       12,663,185         502,452      12,918,053
 Growth Portfolio                              30,466,504         666,976      36,636,983
 Asset Manager Portfolio                        3,594,273         206,360       3,852,738
 High Income Portfolio                          2,322,821         206,890       2,339,924
 Overseas Portfolio                             6,004,007         260,749       7,154,942
 Investment Grade Bond Portfolio                  827,838          67,433         819,979
                                              -----------                     -----------
Total Invested Assets                         $61,156,338                      69,000,329
                                              ===========

Pending Trades                                                                      1,452
                                                                              -----------
 Total Assets                                                                  69,001,781
                                                                              -----------
LIABILITIES
 Payable to Monarch Life Insurance Company                                    $    82,773
 Total Liabilities                                                            $    82,773

 Net Assets                                                                   $68,919,008

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------

                                                                     TOTALS - ALL DIVISIONS
                                                       ------------------------------------------------
                                                           2000              1999              1998
                                                       ------------      ------------      ------------
Investment Income:
 Dividends (Note 2)                                    $  6,726,592      $  4,911,401      $  5,222,752
Expenses:
 Risk Charges and Administrative Expenses (Note 3)         (654,809)         (632,190)         (560,954)
                                                       ------------      ------------      ------------
  Net Investment Income                                   6,071,783         4,279,211         4,661,798
                                                       ------------      ------------      ------------

Net Realized Gains                                          902,408         5,960,836         3,537,524
Net Unrealized Gains (Losses)                           (12,706,553)        2,533,790         1,334,711
                                                       ------------      ------------      ------------
 Net Realized and Unrealized Gains (Losses)             (11,804,145)        8,494,626         4,872,235
                                                       ------------      ------------      ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (5,732,362)       12,773,837         9,534,033
                                                       ------------      ------------      ------------

Transfers of Net Premiums                                        --            11,800             5,000
Transfers Due to Deaths                                    (490,351)          (66,910)           (9,351)
Transfers Due to Terminations                            (2,444,649)       (3,828,844)       (2,007,903)
Transfers Due to Policy Loans                              (808,300)          (14,569)         (374,068)
Transfers of Cost of Insurance                             (159,994)         (171,950)         (176,963)
Transfers of Loan Processing Charges                       (130,938)         (122,522)         (114,379)
Transfers Among Investment Divisions                             --                --                --
                                                       ------------      ------------      ------------
Net Decrease in Net Assets
 Resulting from Principal Transactions                   (4,034,232)       (4,192,995)       (2,677,664)
                                                       ------------      ------------      ------------

Total Increase (Decrease) in Net Assets                  (9,766,594)        8,580,842         6,856,369
Net Assets - Beginning of Year                           68,919,008        60,338,166        53,481,797
                                                       ------------      ------------      ------------
Net Assets- End of Year                                $ 59,152,414      $ 68,919,008      $ 60,338,166
                                                       ============      ============      ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                        MONEY          EQUITY-                          ASSET
                                                                        MARKET         INCOME           GROWTH         MANAGER
                                                        TOTAL          DIVISION        DIVISION        DIVISION        DIVISION
                                                     ------------    ------------    ------------    ------------    ------------
Investment Income:
 Dividends (Note 2)                                  $  6,726,592    $    346,544    $    966,522    $  4,052,347    $    380,953
Expenses:
 Risk Charges and Administrative Expenses (Note 3)       (654,809)        (56,303)       (107,190)       (360,877)        (33,078)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment Income                                 6,071,783         290,241         859,332       3,691,470         347,875
                                                     ------------    ------------    ------------    ------------    ------------

Net Realized Gains (Losses)                               902,408              --        (657,888)      2,329,254        (145,781)
Net Unrealized Gains (Losses)                         (12,706,553)             --         425,142     (10,582,633)       (364,268)
                                                     ------------    ------------    ------------    ------------    ------------
 Net Realized and Unrealized Gains (Losses)           (11,804,145)             --        (232,746)     (8,253,379)       (510,049)
                                                     ------------    ------------    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             (5,732,362)        290,241         626,586      (4,561,909)       (162,174)
                                                     ------------    ------------    ------------    ------------    ------------

Transfers of Net Premiums                                      --              --              --              --              --
Transfers Due to Deaths                                  (490,351)        (97,971)       (189,202)        (82,973)             --
Transfers Due to Other Terminations                    (2,444,649)       (662,771)       (252,941)       (621,246)        (90,583)
Transfers Due to Policy Loans                            (808,300)         13,297        (129,965)       (596,826)        (11,752)
Transfers of Cost of Insurance                           (159,994)        (16,829)        (25,828)        (77,343)        (11,582)
Transfers of Loan Processing Charges                     (130,938)        (19,120)        (16,927)        (64,781)        (12,720)
Transfers Among Investment Divisions                           --         490,811      (1,355,861)        511,192        (173,203)
                                                     ------------    ------------    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (4,034,232)       (292,583)     (1,970,724)       (931,977)       (299,840)
                                                     ------------    ------------    ------------    ------------    ------------

Total Increase (Decrease) in Net Assets                (9,766,594)         (2,342)     (1,344,138)     (5,493,886)       (462,014)
Net Assets - Beginning of Year                         68,919,008       4,846,006      12,918,052      36,773,210       3,852,738
                                                     ------------    ------------    ------------    ------------    ------------
Net Assets - End of Year                             $ 59,152,414    $  4,843,664    $ 11,573,914    $ 31,279,324    $  3,390,724
                                                     ============    ============    ============    ============    ============


                                                                                      INVESTMENT
                                                        HIGH                            GRADE
                                                       INCOME          OVERSEAS          BOND
                                                      DIVISION         DIVISION        DIVISION
                                                     ------------    ------------    ------------
Investment Income:
 Dividends (Note 2)                                  $    151,652    $    772,100    $     56,474
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (19,214)        (71,074)         (7,073)
                                                     ------------    ------------    ------------
  Net Investment Income                                   132,438         701,026          49,401
                                                     ------------    ------------    ------------

Net Realized Gains (Losses)                              (110,260)       (490,072)        (22,845)
Net Unrealized Gains (Losses)                            (505,454)     (1,720,591)         41,251
                                                     ------------    ------------    ------------
 Net Realized and Unrealized Gains (Losses)              (615,714)     (2,210,663)         18,406
                                                     ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (483,276)     (1,509,637)         67,807
                                                     ------------    ------------    ------------

Transfers of Net Premiums                                      --              --              --
Transfers Due to Deaths                                   (22,661)        (51,229)        (46,315)
Transfers Due to Other Terminations                       (88,604)       (580,981)       (147,523)
Transfers Due to Policy Loans                             (59,379)        (20,417)         (3,258)
Transfers of Cost of Insurance                             (5,763)        (20,006)         (2,643)
Transfers of Loan Processing Charges                       (3,940)        (12,075)         (1,375)
Transfers Among Investment Divisions                     (223,369)        330,162         420,268
                                                     ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (403,716)       (354,546)        219,154
                                                     ------------    ------------    ------------

Total Increase (Decrease) in Net Assets                  (886,992)     (1,864,183)        286,961
Net Assets - Beginning of Year                          2,339,924       7,369,097         819,981
                                                     ------------    ------------    ------------
Net Assets - End of Year                             $  1,452,932    $  5,504,914    $  1,106,942
                                                     ============    ============    ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                        MONEY           EQUITY-                         ASSET
                                                                        MARKET          INCOME          GROWTH         MANAGER
                                                        TOTAL          DIVISION        DIVISION        DIVISION        DIVISION
                                                     ------------    ------------    ------------    ------------    ------------
Investment Income:
Dividends (Note 2)                                   $  4,911,401    $    327,352    $    752,320    $  2,954,424    $    354,432
 Expenses:
 Risk Charges and Administrative Expenses (Note 3)       (632,190)        (64,790)       (149,577)       (283,506)        (46,015)
                                                     ------------    ------------    ------------    ------------    ------------
Net Investment Income                                   4,279,211         262,562         602,743       2,670,918         308,417
                                                     ------------    ------------    ------------    ------------    ------------

 Net Realized Gains (Losses)                            5,960,836              --         787,162       4,205,537         161,435
 Net Unrealized Gains (Losses)                          2,533,790              --        (611,892)      2,286,176         (53,221)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Realized and Unrealized Gains (Losses)            8,494,626              --         175,270       6,491,713         108,214
                                                     ------------    ------------    ------------    ------------    ------------

 Net Increase (Decrease) in Net Assets
  Resulting from Operations                            12,773,837         262,562         778,013       9,162,631         416,631
                                                     ------------    ------------    ------------    ------------    ------------

 Transfers of Net Premiums                                 11,800              --           2,720           7,720              --
 Transfers Due to Deaths                                  (66,910)             --              --              --         (14,211)
 Transfers Due to Other Terminations                   (3,828,844)       (729,645)       (535,108)     (1,307,279)       (854,930)
 Transfers Due to Policy Loans                            (14,569)       (146,531)         98,201         118,103         (40,906)
 Transfers of Cost of Insurance                          (171,950)        (20,423)        (41,630)        (68,600)        (15,716)
 Transfers of Loan Processing Charges                    (122,522)        (17,524)        (18,241)        (60,134)        (10,889)
 Transfers Among Investment Divisions                          --         425,547      (3,256,552)      3,164,426        (358,532)

                                                     ------------    ------------    ------------    ------------    ------------
 Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                (4,192,995)       (488,576)     (3,750,610)      1,854,236      (1,295,184)
                                                     ------------    ------------    ------------    ------------    ------------

 Total Increase (Decrease) in Net Assets                8,580,842        (226,014)     (2,972,597)     11,016,867        (878,553)
 Net Assets - Beginning of Year                        60,338,166       5,072,020      15,890,649      25,756,343       4,731,291
                                                     ------------    ------------    ------------    ------------    ------------
 Net Assets - End of Year                            $ 68,919,008    $  4,846,006    $ 12,918,052    $ 36,773,210    $  3,852,738
                                                     ------------    ------------    ------------    ------------    ------------

                                                                                      INVESTMENT
                                                         HIGH                            GRADE
                                                        INCOME         OVERSEAS          BOND
                                                       DIVISION        DIVISION        DIVISION
                                                     ------------    ------------    ------------
Investment Income:
Dividends (Note 2)                                   $    267,430    $    198,886    $     56,557
 Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (26,626)        (51,521)        (10,155)
                                                     ------------    ------------    ------------
Net Investment Income                                     240,804         147,365          46,402
                                                     ------------    ------------    ------------

 Net Realized Gains (Losses)                             (133,149)        999,766         (59,915)
 Net Unrealized Gains (Losses)                             86,293         838,942         (12,508)
                                                     ------------    ------------    ------------
  Net Realized and Unrealized Gains (Losses)              (46,856)      1,838,708         (72,423)
                                                     ------------    ------------    ------------

 Net Increase (Decrease) in Net Assets
  Resulting from Operations                               193,948       1,986,073         (26,021)
                                                     ------------    ------------    ------------

 Transfers of Net Premiums                                     --           1,360              --
 Transfers Due to Deaths                                  (52,699)             --              --
 Transfers Due to Other Terminations                      (94,909)       (277,510)        (29,463)
 Transfers Due to Policy Loans                                990         (38,945)         (5,481)
 Transfers of Cost of Insurance                            (7,852)        (14,261)         (3,468)
 Transfers of Loan Processing Charges                      (3,265)        (11,889)           (580)
 Transfers Among Investment Divisions                    (445,937)        731,978        (260,930)

                                                     ------------    ------------    ------------
 Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (603,672)        390,733        (299,922)
                                                     ------------    ------------    ------------

 Total Increase (Decrease) in Net Assets                 (409,724)      2,376,806        (325,943)
 Net Assets - Beginning of Year                         2,749,648       4,992,291       1,145,924
                                                     ------------    ------------    ------------
 Net Assets - End of Year                            $  2,339,924    $  7,369,097    $    819,981
                                                     ------------    ------------    ------------



The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                        MONEY           EQUITY-                         ASSET
                                                                        MARKET          INCOME          GROWTH         MANAGER
                                                        TOTAL          DIVISION        DIVISION        DIVISION        DIVISION
                                                     ------------    ------------    ------------    ------------    ------------
Investment Income:
 Dividends (Note 2)                                  $  5,222,752    $    336,264    $  1,024,082    $  2,434,738    $    525,511
Expenses:
 Risk Charges and Administrative Expenses (Note 3)       (560,954)        (62,806)       (159,884)       (195,771)        (40,962)
                                                     ------------    ------------    ------------    ------------    ------------
  Net Investment income                                 4,661,798         273,458         864,198       2,238,967         484,549
                                                     ------------    ------------    ------------    ------------    ------------

Net Realized Gains (Losses)                             3,537,524              --       1,718,876       2,058,211         (34,541)
Net Unrealized Gains (Losses)                           1,334,711              --      (1,104,275)      2,423,784         106,397
                                                     ------------    ------------    ------------    ------------    ------------
 Net Realized and Unrealized Gains (Losses)             4,872,235              --         614,601       4,481,995          71,856
                                                     ------------    ------------    ------------    ------------    ------------

Net increase (Decrease) in Net Assets
 Resulting from Operations                              9,534,033         273,458       1,478,799       6,720,962         556,405
                                                     ------------    ------------    ------------    ------------    ------------

Transfers of Net Premiums                                   5,000              --              --           2,000              --
Transfers Due to Deaths                                    (9,351)             --              --              --              --
Transfers Due to Other Terminations                    (2,007,903)       (352,025)       (512,374)       (822,188)        (94,124)
Transfers Due to Policy Loans                            (374,068)         59,633        (263,572)         35,725          25,683
Transfers of Cost of Insurance                           (176,963)        (22,818)        (49,319)        (56,922)        (15,456)
Transfers of Loan Processing Charges                     (114,379)        (18,447)        (19,217)        (45,385)        (11,713)
Transfers Among Investment Divisions                           --         207,062      (1,420,151)      1,610,864         425,341
                                                     ------------    ------------    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (2,677,664)       (126,595)     (2,264,633)        724,094         329,731
                                                     ------------    ------------    ------------    ------------    ------------

Total Increase (Decrease) in Net Assets                 6,856,369         146,863        (785,834)      7,445,056         886,136
Net Assets - Beginning of Year                         53,481,797       4,925,157      16,676,483      18,311,287       3,845,155
                                                     ------------    ------------    ------------    ------------    ------------
Net Assets - End of Year                             $ 60,338,166    $  5,072,020    $ 15,890,649    $ 25,756,343    $  4,731,291
                                                     ------------    ------------    ------------    ------------    ------------


                                                                                     INVESTMENT
                                                        HIGH                           GRADE
                                                       INCOME         OVERSEAS          BOND
                                                      DIVISION        DIVISION        DIVISION
                                                    ------------    ------------    ------------

Investment Income:
 Dividends (Note 2)                                 $    450,266    $    385,058    $     66,833
Expenses:
 Risk Charges and Administrative Expenses (Note 3)       (35,704)        (52,249)        (13,578)
                                                    ------------    ------------    ------------
  Net Investment income                                  414,562         332,809          53,255
                                                    ------------    ------------    ------------

Net Realized Gains (Losses)                             (247,945)        (37,432)         80,355
Net Unrealized Gains (Losses)                           (345,920)        282,188         (27,463)
                                                    ------------    ------------    ------------
 Net Realized and Unrealized Gains (Losses)             (593,865)        244,756          52,892
                                                    ------------    ------------    ------------

Net increase (Decrease) in Net Assets
 Resulting from Operations                              (179,303)        577,565         106,147
                                                    ------------    ------------    ------------

Transfers of Net Premiums                                  3,000              --              --
Transfers Due to Deaths                                       --          (9,351)             --
Transfers Due to Other Terminations                      (62,953)        (84,527)        (79,712)
Transfers Due to Policy Loans                            (31,052)       (122,144)        (78,341)
Transfers of Cost of Insurance                           (12,137)        (15,556)         (4,755)
Transfers of Loan Processing Charges                      (4,506)        (14,201)           (910)
Transfers Among Investment Divisions                    (898,098)       (112,059)        187,041
                                                    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (1,005,746)       (357,838)         23,323
                                                    ------------    ------------    ------------

Total Increase (Decrease) in Net Assets               (1,185,049)        219,727         129,470
Net Assets - Beginning of Year                         3,934,697       4,772,564       1,016,454
                                                    ------------    ------------    ------------
Net Assets - End of Year                            $  2,749,648    $  4,992,291    $  1,145,924
                                                    ------------    ------------    ------------

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five of the divisions invest solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two divisions invest solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds). Both are no-load, open-end, diversified, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Washington (2000), Idaho (1998), Louisiana (1994), Michigan (1995), Missouri
(1994), Nevada (1997), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

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VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

     INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyholders' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyholder's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyholder's investment base. These charges are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

NOTE 4 - PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account during the year ended December 31, 2000, are shown below:

                                              PURCHASES        SALES
                                            ------------   ------------
          Money Market Portfolio            $ 42,991,124   $ 42,789,240
          Equity-Income Portfolio              8,752,488     10,079,362
          Growth Portfolio                    37,273,977     34,410,057
          Asset Manager Portfolio              7,265,271      7,463,295
          High Income Portfolio                  575,869        847,147
          Overseas Portfolio                  11,521,492     10,960,855
          Investment Grade Bond Portfolio        664,262        395,705
                                            ------------   ------------
          Totals                            $109,044,483   $106,945,661
                                            ============   ============

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.


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